Adoption of New Accounting Standards and Interpretations Not Yet Effective	6 Months Ended
Jun. 30, 2026
Adoption of New Accounting Standards and Interpretations Not Yet Effective [Abstract]
Adoption of new accounting standards and interpretations not yet effective

5. Adoption of new accounting standards and interpretations not yet effective

5.1 New standards and amendments effective for annual periods beginning on January 1, 2025

●	Lack of exchangeability (Amendments to IAS 21)

The above-mentioned standards do not have any impact on Unaudited condensed interim financial statements.

5.2 Other new standards and amendments issued but not yet effective

●	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

●	Amendments from ‘Annual Improvements to IFRS Accounting Standards – Volume 11:

●	Presentation and Disclosure in Financial Statements (IFRS 18): The new standard replaces IAS 1 - Presentation of Financial Statements and determines a new structure for the income statement by categorizing it into predefined sections: operating, investing, financing, discontinued operations, and income tax. This standard will take effect on January 1, 2027. The Group expects impacts on disclosures, presentation and classification on financial statements.

Management did not early adopt any amendments. Also, Management does not expect the adoption of the amendments described above to have a significant impact, other than additional disclosures to the Group’s consolidated interim financial statements.